Securities Held to Maturity (Held-to-maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Total Due	$ 164,648	$ 206,965
Gross Unrealized Gains - Total Due	7,011	7,058
Gross Unrealized Loss - Total Due	56	120
Fair Value - Total Due	171,603	213,903
US Government Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due within one year		3,315
Amortized Cost - Due after ten years		3,000
Amortized Cost - Total Due		6,315
Gross Unrealized Gains - Due within one year		38
Gross Unrealized Gains - Due after ten years		12
Gross Unrealized Gains - Total Due		50
Gross Unrealized Loss - Due within one year		0
Gross Unrealized Loss - Due after ten years		0
Gross Unrealized Loss - Total Due		0
Fair Value - Due within one year		3,353
Fair Value - Due after ten years		3,012
Fair Value - Total Due		6,365
Residential mortgage-backed securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due within one year	0	9
Amortized Cost - Due after one year through five years	4	1,325
Amortized Cost - Due after five years through ten years	9,480	37,034
Amortized Cost - Due after ten years	153,425	160,509
Amortized Cost - Total Due	162,909	198,877
Gross Unrealized Gains - Due within one year	0	0
Gross Unrealized Gains - Due after one year through five years	0	32
Gross Unrealized Gains - Due after five year through ten years	171	417
Gross Unrealized Gains - Due after ten years	6,747	6,464
Gross Unrealized Gains - Total Due	6,918	6,913
Gross Unrealized Loss - Due within one year	0	0
Gross Unrealized Loss - Due after one year through five years	0	3
Gross Unrealized Loss - Due after five year through ten years	18	44
Gross Unrealized Loss - Due after ten years	38	73
Gross Unrealized Loss - Total Due	56	120
Fair Value - Due within one year	0	9
Fair Value - Due after one year through five years	4	1,354
Fair Value - Due after five years through ten years	9,633	37,407
Fair Value - Due after ten years	160,134	166,900
Fair Value - Total Due	169,771	205,670
Municipal obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due after five years through ten years	388	391
Amortized Cost - Due after ten years	975	979
Amortized Cost - Total Due	1,363	1,370
Gross Unrealized Gains - Due after five year through ten years	28	30
Gross Unrealized Gains - Due after ten years	65	59
Gross Unrealized Gains - Total Due	93	89
Gross Unrealized Loss - Due after five year through ten years	0	0
Gross Unrealized Loss - Due after ten years	0	0
Gross Unrealized Loss - Total Due	0	0
Fair Value - Due after five years through ten years	416	421
Fair Value - Due after ten years	1,040	1,038
Fair Value - Total Due	1,456	1,459
Trusted originated preferred security [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost - Due after ten years	376	403
Gross Unrealized Gains - Due after ten years	0	6
Gross Unrealized Loss - Due after ten years	0	0
Fair Value - Due after ten years	$ 376	$ 409